Retirement Plans and Postretirement Costs (Details 4) $ in Thousands	12 Months Ended
Jun. 28, 2015 USD ($)
Significant Effect of Health Care Trend on the Postretirement Benefit
Effect on total of service and interest cost components in fiscal 2015, 1% Increase	$ 2
Effect on postretirement benefit obligation as of June 28, 2015, 1% Increase	24
Effect on total of service and interest cost components in fiscal 2015, 1% Decrease	(2)
Effect on postretirement benefit obligation as of June 28, 2015, 1% Decrease	$ (24)